ADVANCES TO SUPPLIERS AND OTHER	6 Months Ended
Jun. 30, 2025
Advance To Suppliers And Other Abstract
ADVANCES TO SUPPLIERS AND OTHER

NOTE 5 – ADVANCES TO SUPPLIERS AND OTHER

Advances to suppliers and other as of June 30, 2025 and December 31, 2024 consisted of the following:

	June 30, 2025	December 31, 2024
Advance to suppliers	$8,223,678	$8,548,744
Advance payment for potential factory lease and land purchase	1,000,000	1,000,000
Less: allowance for doubtful accounts	(112,160)	(111,004)
Total	9,111,518	9,437,740

As of June 30, 2025 and December 31, 2024, there was an advance payment in the amount of $1,000,000, which was related to a potential long-term lease of customized factory for the purpose of expanding business in the energy storage industry.